Deferred Tax Assets and Deferred Tax Liabilities (Details) - Schedule of analysis of the deferred income tax balances for financial reporting purpose - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of analysis of the deferred income tax balances for financial reporting purpose [Abstract]
Deferred tax assets	$ 259,200	$ 242,863
Deferred tax liabilities